UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21503

The FBR Funds

(Exact name of registrant as specified in charter)

1001 Nineteenth Street North
Arlington, VA 22209

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA 22209

(Name and address of agent for service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

     Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form NQ unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS
The Trust’s schedule of investments is as follows:

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 95.3%
	Consumer Discretionary — 9.5%
1,600	Abercrombie & Fitch Co., Class A	$127,504
6,000	American Eagle Outfitters, Inc.	138,180
1,750	Apollo Group, Inc., Class A*	139,545
4,000	Lowe’s Companies, Inc.	105,760
4,600	Target Corp.	255,668
11,500	The Gap, Inc.	219,880

		986,537

	Consumer Staples — 10.9%
3,500	Campbell Soup Co.	110,635
1,600	Colgate-Palmolive Co.	123,200
4,400	The Coca-Cola Co.	260,348
1,800	The Procter & Gamble Co.	118,710
4,400	Wal-Mart Stores, Inc.	223,872
5,200	Wm. Wrigley Jr. Co.	298,636

		1,135,401

	Energy — 10.2%
2,277	Apache Corp.	217,317
5,300	Chesapeake Energy Corp.	197,319
2,350	ConocoPhillips	188,752
1,275	Newfield Exploration Co.*	63,597
3,285	Occidental Petroleum Corp.	222,953
2,398	Royal Dutch Shell PLC, Class A ADR	171,241

		1,061,179

	Financials — 14.8%
3,300	ACE Ltd.	192,522
3,300	American Express Co.	162,756
4,125	Ameriprise Financial, Inc.	228,154
4,000	Bank of America Corp.	177,400
3,551	Morgan Stanley	175,526
5,400	T. Rowe Price Group, Inc.	273,185
2,119	The Hartford Financial Services Group, Inc.	171,152
4,900	Wells Fargo & Co.	166,649

		1,547,344

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Health Care — 13.9%
7,400	Applera Corp. - Applied Biosystems Group	$233,322
2,900	AstraZeneca PLC ADR	121,365
1,500	Becton, Dickinson and Co.	129,795
4,450	Eli Lilly and Co.	229,264
3,700	Johnson & Johnson	234,062
2,850	Novartis AG ADR	144,239
5,620	Novo Nordisk A/S ADR	352,655

		1,444,702

	Industrials — 8.4%
3,500	3M Co.	278,775
2,925	Burlington Northern Santa Fe Corp.	253,071
4,100	Cummins, Inc.	197,948
3,700	Fastenal Co.	149,517

		879,311

	Information Technology — 17.3%
4,100	Accenture Ltd., Class A	141,942
1,225	Apple, Inc.*	165,816
3,200	Automatic Data Processing, Inc.	129,824
4,000	Canon, Inc. ADR	170,280
7,000	Cisco Systems, Inc.*	171,500
9,700	Intel Corp.	205,640
2,885	Kyocera Corp. ADR	231,521
6,300	Microsoft Corp.	205,380
12,500	Oracle Corp.*	256,875
5,700	Total System Services, Inc.	131,670

		1,810,448

	Materials — 2.8%
1,438	Arcelor Mittal, Class A NYS	95,469
1,200	Freeport-McMoRan Copper & Gold, Inc.	106,836
2,600	Teck Cominco Ltd., Class B	84,864

		287,169

	Telecommunication Services — 2.3%
2,400	America Movil S.A.B. de C.V., Series L ADR	143,784
1,900	BT Group PLC ADR	98,477

		242,261

The FBR Funds

FBR Pegasus FundTM
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Utilities — 5.2%
2,476	Edison International	$129,148
5,200	Mirant Corp.*	191,568
2,675	PG&E Corp.	109,782
1,992	Sempra Energy	111,353

		541,851

	Total Common Stocks (Cost $10,041,113)	9,936,203

PAR

	REPURCHASE AGREEMENT — 4.9%
$512,788	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $512,830
	on 2/1/08, collateralized by Freddie Mac, 4.25%, due 1/15/29, value $522,618 (Cost $512,788)	512,788

	Total Investments — 100.2% (Cost $10,553,901)	10,448,991

	Liabilities Less Other Assets — (0.2%)	(20,222)

	Net Assets — 100.0%	$10,428,769

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company
NYS	New York Shares
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 91.9%
	Consumer Discretionary — 11.7%
685	Abercrombie & Fitch Co., Class A	$54,588
2,325	American Eagle Outfitters, Inc.	53,545
1,120	Magna International, Inc., Class A	88,178
4,200	Mattel, Inc.	88,241
2,450	Saks, Inc.*	44,223
1,050	Tiffany & Co.	41,895
700	VF Corp.	54,159

		424,829

	Consumer Staples — 6.4%
1,400	Alberto-Culver Co.	37,506
2,025	BJ’s Wholesale Club, Inc.*	65,691
785	Bunge Ltd.	92,999
2,500	Tyson Foods, Inc., Class A	35,625

		231,821

	Energy — 7.0%
1,000	ENSCO International, Inc.	51,120
675	Helmerich & Payne, Inc.	26,474
2,000	Hercules Offshore, Inc.*	46,100
250	Overseas Shipholding Group, Inc.	16,305
1,075	Pioneer Natural Resources Co.	45,043
190	SEACOR Holdings, Inc.*	16,758
1,900	W&T Offshore, Inc.	53,750

		255,550

	Financials — 17.5%
2,150	Annaly Capital Management, Inc.	42,398
1,950	Astoria Financial Corp.	53,001
1,675	Capitol Federal Financial	54,103
8,750	Hudson City Bancorp, Inc.	143,324
1,750	Marshall & Ilsley Corp.	48,825
2,390	T. Rowe Price Group, Inc.	120,909
250	The Hanover Insurance Group, Inc.	11,388
2,825	Unum Group	63,902
3,900	Washington Federal, Inc.	95,238

		633,088

	Health Care — 10.7%
210	Bio-Rad Laboratories, Inc., Class A*	19,994
825	C.R. Bard, Inc.	79,670
1,925	Forest Laboratories, Inc.*	76,557
1,450	Kinetic Concepts, Inc.*	72,181

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Health Care — 10.7% (continued)
1,100	Techne Corp.*	$71,500
1,350	Varian Medical Systems, Inc.*	70,187

		390,089

	Industrials — 10.1%
1,775	Copart, Inc.*	72,562
1,630	Cummins, Inc.	78,696
375	Fastenal Co.	15,154
2,500	Graco, Inc.	85,550
1,050	Kubota Corp. ADR	37,842
1,150	Pall Corp.	42,424
425	Ritchie Bros. Auctioneers, Inc.	34,969

		367,197

	Information Technology — 16.3%
4,925	Check Point Software Technologies Ltd.*	104,903
1,600	FactSet Research Systems, Inc.	89,488
2,850	Global Payments, Inc.	106,589
1,300	Ingram Micro, Inc., Class A*	23,114
4,050	Jack Henry & Associates, Inc.	99,549
1	Metavante Technologies, Inc.*	15
1,775	NeuStar, Inc., Class A*	52,735
900	Novellus Systems, Inc.*	21,384
1,750	QLogic Corp.*	25,025
1,075	TDK Corp. ADR	71,971

		594,773

	Materials — 4.4%
450	Compania de Minas Buenaventura S.A.A. ADR	30,150
2,400	Domtar Corp.*	19,368
455	Freeport-McMoRan Copper & Gold, Inc., Class B	40,509
875	Sigma-Aldrich Corp.	43,452
775	Ternium S.A. ADR	27,094

		160,573

	Telecommunication Services — 0.8%
525	Telephone and Data Systems, Inc.	27,689

	Utilities — 7.0%
1,400	Energen Corp.	88,060
500	Pinnacle West Capital Corp.	19,210
1,200	Questar Corp.	61,092

The FBR Funds

FBR Pegasus Mid Cap FundTM
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Utilities — 7.0% (continued)
475	SCANA Corp.	$17,713
600	Sempra Energy	33,540
675	Westar Energy, Inc.	16,443
800	Xcel Energy, Inc.	16,632

		252,690

	Total Common Stocks (Cost $3,266,697)	3,338,299

PAR

	REPURCHASE AGREEMENT — 8.3%
$300,725	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $300,749 on 2/1/08, collateralized by Freddie Mac, 6%, due 6/15/28, value $306,489 (Cost $300,725)	300,725

	Total Investments — 100.2% (Cost $3,567,422)	3,639,024

	Liabilities Less Other Assets — (0.2%)	(8,500)

	Net Assets — 100.0%	$3,630,524

*	Non-income producing security
ADR	American Depositary Receipts
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 99.3%
	Consumer Discretionary — 11.4%
850	Aéropostale, Inc.*	$23,945
900	Bally Technologies, Inc.*	42,876
1,775	Dick’s Sporting Goods, Inc.*	57,775
2,700	Gentex Corp.	42,822
80	Global Sources Ltd.*	1,060
2,250	Interactive Data Corp.	65,137
1,150	Monarch Casino & Resort, Inc.*	24,576
600	Morningstar, Inc.*	39,630
1,000	Pool Corp.	24,640
225	Strayer Education, Inc.	38,831
950	The Buckle, Inc.	39,511
700	The Gymboree Corp.*	26,754
900	Under Armour, Inc., Class A*	36,225
1,750	Wolverine World Wide, Inc.	44,292

		508,074

	Consumer Staples — 1.0%
1,700	Alberto-Culver Co.	45,543

	Energy — 7.1%
375	Core Labatories N.V.*	42,263
1,350	Dril-Quip, Inc.*	65,528
1,000	Holly Corp.	48,420
1,050	Penn Virginia Corp.	44,741
1,800	St. Mary Land & Exploration Co.	63,414
650	Superior Energy Services, Inc.*	26,059
500	Tidewater, Inc.	26,480

		316,905

	Financials — 23.2%
18,500	Anworth Mortgage Asset Corp.	164,095
2,940	Astoria Financial Corp.	79,909
2,000	BankUnited Financial Corp., Class A	11,860
1,600	Capstead Mortgage Corp.	23,920
3,250	Cohen & Steers, Inc.	92,593
1,000	East West Bancorp, Inc.	24,060
800	eHealth, Inc.*	20,952
200	Essex Property Trust, Inc.	20,722
200	First Citizens BancShares, Inc., Class A	27,268
800	GAMCO Investors, Inc., Class A	47,448
500	GFI Group, Inc.*	44,105
500	Investment Technology Group, Inc.*	23,485
1,700	Jones Lang LaSalle, Inc.	132,260
2,800	National Health Investors, Inc.	82,768
1,450	optionsXpress Holdings, Inc.	39,324

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Financials — 23.2% (continued)
2,750	Waddell & Reed Financial, Inc., Class A	$91,245
4,450	Washington Federal, Inc.	108,669

		1,034,683

	Health Care — 9.8%
1,720	IDEXX Laboratories, Inc.*	96,956
1,025	Meridian Bioscience, Inc.	32,195
2,850	Techne Corp.*	185,250
610	Varian, Inc.*	33,093
1,700	VCA Antech, Inc.*	65,722
500	WellCare Health Plans, Inc.*	23,495

		436,711

	Industrials — 18.0%
1,000	American Woodmark Corp.	20,980
1,350	Carlisle Companies, Inc.	44,955
2,000	Copart, Inc.*	81,760
1,500	Evergreen Solar, Inc.*	18,285
2,580	Graco, Inc.	88,288
2,400	Knight Transportation, Inc.	41,184
600	Lincoln Electric Holdings, Inc.	36,990
775	Nordson Corp.	38,657
600	Ritchie Bros. Auctioneers, Inc.	49,368
4,950	Rollins, Inc.	88,061
1,600	Simpson Manufacturing Company, Inc.	44,080
700	The Middleby Corp.*	41,727
2,800	Watson Wyatt Worldwide, Inc., Class A	137,619
1,100	Woodward Governor Co.	69,058

		801,012

	Information Technology — 21.9%
3,200	Actuate Corp.*	18,240
600	ANSYS, Inc.*	20,946
1,200	Blackbaud, Inc.	33,204
1,500	Cypress Semiconductor Corp.*	31,875
1,050	DealerTrack Holdings, Inc.*	28,308
1,600	FactSet Research Systems, Inc.	89,488
1,250	Fair Isaac Corp.	31,875
2,400	FLIR Systems, Inc.*	72,672
6,000	Informatica Corp.*	115,860
1,600	j2 Global Communications, Inc.*	35,056
2,800	Jack Henry & Associates, Inc.	68,824
1,200	MICROS Systems, Inc.*	73,896
500	MicroStrategy, Inc., Class A*	36,460
2,600	Parametric Technology Corp.*	42,770
1,025	SPSS, Inc.*	33,876

The FBR Funds

FBR Pegasus Small Cap FundTM
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Information Technology — 21.9% (continued)
3,350	Sybase, Inc.*	$94,537
3,040	TIBCO Software, Inc.*	22,618
2,000	VASCO Data Security International, Inc.*	37,940
2,950	Wright Express Corp.*	88,323

		976,768

	Materials — 4.5%
925	Century Aluminum Co.*	48,091
475	Cleveland-Cliffs, Inc.	48,374
1,000	H.B. Fuller Co.	20,760
875	Schnitzer Steel Industries, Inc., Class A	49,577
600	Texas Industries, Inc.	34,002

		200,804

	Utilities — 2.4%
1,000	AGL Resources, Inc.	37,850
500	ITC Holdings Corp.	26,420
950	Ormat Technologies, Inc.	41,297

		105,567

	Total Common Stocks (Cost $4,363,731)	4,426,067

	EXCHANGE TRADED FUNDS — 0.7%
1,500	iShares Dow Jones US Home Construction Index Fund (Cost $29,995)	31,260

PAR

	REPURCHASE AGREEMENT — 6.5%
$287,908	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $287,931 on 2/1/08, collateralized by Freddie Mac, 4.25%, due 1/15/29, value $293,427 (Cost $287,908)	287,908

	Total Investments — 106.5% (Cost $4,681,634)	4,745,235

	Liabilities Less Other Assets — (6.5%)	(291,531)

	Net Assets — 100.0%	$4,453,704

*	Non-income producing security
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Focus Fund
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 90.8%
	Consumer Discretionary — 48.1%
5,791,474	99 Cents Only Stores*†	$48,185,064
1,600,000	Bally Technologies, Inc.*	76,224,000
3,000,000	CarMax, Inc.*	66,900,000
2,496,769	CSK Auto Corp.*†	14,905,711
396,300	Dover Motorsports, Inc.	2,762,211
555,943	Isle of Capri Casinos, Inc.*	6,182,086
559,950	Lamar Advertising Co., Class A	24,145,044
992,000	Monarch Casino & Resort, Inc.*†	21,199,040
1,000,000	O’Reilly Automotive, Inc.*	29,430,000
4,100,000	Penn National Gaming, Inc.*	213,815,000
1,621,407	Pinnacle Entertainment, Inc.*	29,590,678
1,725,000	Pool Corp.	42,504,000
600,000	Toll Brothers, Inc.*	13,968,000

		589,810,834

	Consumer Staples — 0.5%
400,000	Alimentation Couche-Tard, Inc., Class B	6,750,560

	Energy — 5.3%
397,890	MarkWest Hydrocarbon, Inc.	24,895,977
423,600	Penn Virginia Corp.	18,049,596
1,300,000	Peyto Energy Trust	21,687,167

		64,632,740

	Financials — 16.1%
1,450,000	AmeriCredit Corp.*	19,299,500
80	Berkshire Hathaway, Inc., Class B*	364,000
700,000	Encore Capital Group, Inc.*	5,474,000
1,849,575	Flagstone Reinsurance Holdings Ltd.	25,302,186
881,700	HFF, Inc., Class A*†	6,030,828
393,500	Hilb Rogal and Hobbs Co.	14,236,830
537,125	Hilltop Holdings, Inc.*	5,956,716
255,400	Markel Corp.*	118,250,200
151,736	White River Capital, Inc.*	2,882,984

		197,797,244

	Industrials — 6.2%
900,000	American Woodmark Corp.†	18,882,000
594,810	Dynamex, Inc.*†	14,816,717
1,060,000	Knight Transportation, Inc.	18,189,600
902,300	Simpson Manufacturing Company, Inc.	24,858,365

		76,746,682

The FBR Funds

FBR Focus Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Information Technology — 0.5%
183,200	Iron Mountain, Inc.*	$6,300,248

	Telecommunication Services — 12.5%
4,107,256	American Tower Corp., Class A*	154,145,318

	Utilities — 1.6%
1,000,000	The AES Corp.*	19,080,000

	Total Common Stocks (Cost $696,092,013)	1,115,263,626

	PREFERRED STOCK — 0.4%
	Financials — 0.4%
200,000	ING Groep N.V., 6.125% (Cost $5,000,000)	4,718,000

PAR

	REPURCHASE AGREEMENT — 9.0%
$110,716,125	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $110,725,134 on 2/1/08, collateralized by Freddie Mac, 4.5%, due 5/15/18, value $46,382,846; Freddie Mac, 4.5%, due 3/15/27, value $50,119,364; Freddie Mac, 4.25%, due 1/15/29, value $16,336,246 (Cost $110,716,125)	110,716,125

	Total Investments — 100.2% (Cost $811,808,138)	1,230,697,751

	Liabilities Less Other Assets — (0.2%)	(2,365,694)

	Net Assets — 100.0%	$1,228,332,057

*	Non-income producing security
†	Affiliated issuer as defined in the Investment Company Act of 1940 (ownership of at least 5% of the outstanding voting securities of an issuer)
Note:	For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 58.7%
	Capital Markets — 10.2%
1,500	Ameriprise Financial, Inc.	$82,965
4,000	Lehman Brothers Holdings, Inc.	256,680
5,000	Merrill Lynch & Company, Inc.	282,000
3,500	Morgan Stanley	173,005
2,000	State Street Corp.	164,240
1,900	The Bear Stearns Companies, Inc.	171,570
1,600	The Goldman Sachs Group, Inc.	321,232

		1,451,692

	Commercial Banks — 13.4%
8,500	Comerica, Inc.	370,770
2,500	Commerce Bancorp, Inc.	95,275
13,500	KeyCorp	353,025
2,500	M&T Bank Corp.	229,425
3,000	Marshall & Ilsley Corp.	83,700
7,000	National City Corp.	124,530
2,800	SunTrust Banks, Inc.	193,060
2,000	U.S. Bancorp	67,900
5,000	UnionBanCal Corp.	245,300
2,000	Wachovia Corp.	77,860
2,500	Wells Fargo & Co.	85,025

		1,925,870

	Consumer Finance — 2.5%
1,000	Capital One Financial Corp.	54,810
11,000	Discover Financial Services	192,500
5,000	SLM Corp.	108,750

		356,060

	Diversified Financial Services — 6.5%
5,300	Bank of America Corp.	235,055
1,500	CIT Group, Inc.	41,940
5,500	Citigroup, Inc.	155,210
6,000	Interactive Brokers Group, Inc., Class A*	208,860
6,000	JPMorgan Chase & Co.	285,300

		926,365

	Insurance — 8.3%
1,500	ACE Ltd.	87,510
4,500	American International Group, Inc.	248,220
5,500	Fidelity National Financial, Inc., Class A	108,295
1,000	Genworth Financial, Inc., Class A	24,340

The FBR Funds

FBR Large Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Insurance — 8.3% (continued)
1,500	Loews Corp.	$70,035
1,500	MetLife, Inc.	88,455
500	Prudential Financial, Inc.	42,185
2,000	Safeco Corp.	106,740
2,000	The Chubb Corp.	103,580
1,000	The Hartford Financial Services Group, Inc.	80,770
3,000	The Travelers Companies, Inc.	144,300
3,500	Unum Group	79,170

		1,183,600

	IT Services — 0.3%
1	Metavante Technologies, Inc.*	7
1,935	Total System Services, Inc.	44,699

		44,706

	Real Estate Investment Trusts — 8.2%
59,000	Annaly Capital Management, Inc.	1,163,480

	Thrifts and Mortgage Finance — 9.3%
22,000	Astoria Financial Corp.	597,960
2,000	Fannie Mae (Federal National Mortgage)	67,720
2,500	Freddie Mac (Federal Home Loan)	75,975
31,000	Hudson City Bancorp, Inc.	507,780
3,000	People’s United Financial, Inc.	50,670
1,500	Sovereign Bancorp, Inc.	18,705

		1,318,810

	Total Common Stocks (Cost $7,955,266)	8,370,583

PAR

	REPURCHASE AGREEMENT — 49.9%
$7,109,256	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $7,109,834 on 2/1/08, collateralized by Freddie Mac, 6%, due 6/15/27, value $7,245,534 (Cost $7,109,256)	7,109,256

	Total Investments — 108.6% (Cost $15,064,522)	15,479,839

	Liabilities Less Other Assets — (8.6%)	(1,228,918)

	Net Assets — 100.0%	$14,250,921

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 75.7%
	Commercial Banks — 5.4%
62,474	Bancorp Rhode Island, Inc.	$2,292,795
25,000	East West Bancorp, Inc.	601,500
25,000	FirstMerit Corp.	559,250
30,000	Frontier Financial Corp.	610,800
33,100	Harrington West Financial Group, Inc.	331,000
92,000	Investors Bancorp, Inc.*	1,403,000
99,803	Pacific Premier Bancorp, Inc.*	683,651
9,889	Patriot National Bancorp, Inc.	159,213
14,692	Southern First Bancshares, Inc.*	217,589
23,000	Sterling Financial Corp.	409,170
6,000	Taylor Capital Group, Inc.	117,540
25,000	UCBH Holdings, Inc.	353,000
18,800	Vineyard National Bancorp	147,768

		7,886,276

	Real Estate Investment Trusts — 20.5%
562,750	Annaly Mortgage Management, Inc.	11,097,430
595,850	Anworth Mortgage Asset Corp.	5,285,190
248,600	Capstead Mortgage Corp.	3,716,570
170,000	Chimera Investment Corp.	3,255,500
614,250	MFA Mortgage Investments, Inc.	6,265,350
61,500	New York Mortgage Trust, Inc.	242,925

		29,862,965

	Thrifts and Mortgage Finance — 49.8%
158,000	Astoria Financial Corp.	4,294,440
409,895	Bank Mutual Corp.	5,037,610
415,863	BankUnited Financial Corp., Class A	2,466,068
40,000	Capitol Federal Financial	1,292,000
10,000	Corus Bankshares, Inc.	127,200
15,000	Danvers Bancorp, Inc.*	147,300
5,725	Dime Community Bancshares, Inc.	86,047
12,000	Downey Financial Corp.	414,000
96,700	FirstFed Financial Corp.*	4,056,565
40,000	Flagstar Bancorp, Inc.	330,000
5,000	Franklin Bank Corp.*	29,400
101,700	Hingham Institution for Savings	3,187,278
34,041	HMN Financial, Inc.	813,580
1,319,156	Hudson City Bancorp, Inc.	21,607,774
198,944	Parkvale Financial Corp.	5,323,741
217,525	People’s United Financial, Inc.	3,673,997
320,500	PFF Bancorp, Inc.	4,009,455
47,151	TF Financial Corp.	1,084,473
571,734	Washington Federal, Inc.	13,961,744
12,068	WSFS Financial Corp.	643,224

		72,585,896

	Total Common Stocks (Cost $94,585,668)	110,335,137

The FBR Funds

FBR Small Cap Financial Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

PAR		VALUE

	REPURCHASE AGREEMENT — 25.3%
$36,907,954	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $36,910,957 on 2/1/08, collateralized by Freddie Mac, 5.5%, due 1/15/30, value $35,268,526; Freddie Mac, 6%, due 6/15/28, value $2,346,921 (Cost $36,907,954)	36,907,954

	Total Investments — 101.0% (Cost $131,493,622)	147,243,091

	Liabilities Less Other Assets — (1.0%)	(1,424,772)

	Net Assets — 100.0%	$145,818,319

*	Non-income producing security

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 64.5%
	Automobiles and Components — 1.1%
1,300	BorgWarner, Inc.	$65,793
6,800	Johnson Controls, Inc.	240,516

		306,309

	Capital Goods — 13.2%
7,500	3M Co.	597,375
23,500	ABB Ltd. ADR	587,500
6,300	Cummins, Inc.	304,164
800	First Solar, Inc.*	145,416
3,050	General Dynamics Corp.	257,603
1,500	Goodrich Corp.	93,825
17,300	Koninklijke Philips Electronics N.V. NYS	681,620
4,600	Pall Corp.	169,694
1,550	Precision Castparts Corp.	176,390
3,500	Raytheon Co.	227,990
1,900	Rockwell Collins, Inc.	120,080
2,650	SunPower Corp., Class A*	183,089
1,800	Suntech Power Holdings Company Ltd. ADR*	98,514

		3,643,260

	Consumer Durables and Apparel — 2.8%
2,450	Garmin Ltd.	176,768
12,600	Sony Corp. ADR	598,374

		775,142

	Health Care Equipment and Services — 4.3%
7,000	Baxter International, Inc.	425,180
2,800	Becton, Dickinson and Co.	242,284
900	Cerner Corp.*	47,160
1,700	DENTSPLY International, Inc.	70,227
400	Intuitive Surgical, Inc.*	101,600
4,600	Stryker Corp.	308,062

		1,194,513

	Media — 0.4%
4,100	DISH Network Corp., Class A*	115,784

	Pharmaceuticals, Biotechnology and Life Sciences — 11.2%
4,400	Celgene Corp.*	246,884
750	Covance, Inc.*	62,370
4,300	Forest Laboratories, Inc.*	171,011

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Pharmaceuticals, Biotechnology and Life Sciences — 11.2% (continued)
8,300	Genentech, Inc.*	$582,577
2,760	Genzyme Corp.*	215,639
9,900	Merck & Company, Inc.	458,172
6,300	Millennium Pharmaceuticals, Inc.*	95,571
9,105	Novartis AG ADR	460,804
5,500	Novo Nordisk A/S ADR	345,125
2,600	Pharmaceutical Product Development, Inc.	112,736
16,700	Schering-Plough Corp.	326,819

		3,077,708

	Semiconductors and Semiconductor Equipment — 6.6%
4,600	Cypress Semiconductor Corp.*	97,750
59,200	Intel Corp.	1,255,040
7,000	Marvell Technology Group Ltd.*	83,090
2,600	MEMC Electronic Materials*	185,796
7,825	NVIDIA Corp.*	192,417

		1,814,093

	Software and Services — 10.5%
1,950	Akamai Technologies, Inc.*	58,890
2,200	Amdocs Ltd.*	72,798
365	Baidu.com, Inc. ADR*	102,182
2,000	Citrix Systems, Inc.*	69,240
3,500	Cognizant Technology Solutions Corp., Class A*	97,650
1,382	Dassault Systemes S.A. ADR	78,000
16,900	eBay, Inc.*	454,441
2,800	Electronic Arts, Inc.*	132,636
1,475	Google, Inc., Class A*	832,342
5,200	Infosys Technologies Ltd. ADR	215,280
5,200	McAfee, Inc.*	175,032
1,300	Salesforce.com, Inc.*	67,964
3,700	Satyam Computer Services Ltd. ADR	90,095
2,500	Total System Services, Inc.	57,750
6,950	VMware, Inc., Class A*	393,718

		2,898,018

	Technology, Hardware and Equipment — 13.9%
1,900	Amphenol Corp., Class A	75,886
3,950	Apple, Inc.*	534,672
1,700	Avnet, Inc.*	60,537
18,650	Corning, Inc.	448,906
3,850	Dolby Laboratories, Inc., Class A*	165,897
27,500	EMC Corp.*	436,425
18,400	Flextronics International Ltd.*	215,280
4,800	Juniper Networks, Inc.*	130,320
26,100	Motorola, Inc.	300,933
12,939	QUALCOMM, Inc.	548,871

The FBR Funds

FBR Large Cap Technology Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Technology, Hardware and Equipment — 13.9% (continued)
5,425	Research In Motion Ltd.*	$509,299
6,100	Seagate Technology	123,647
5,525	Tyco Electronics Ltd.	186,800
3,000	Western Digital Corp.*	79,350

		3,816,823

	Telecommunication Services — 0.5%
1,400	Telephone and Data Systems, Inc.	73,836
1,000	United States Cellular Corp.*	71,100

		144,936

	Total Common Stocks (Cost $18,672,367)	17,786,586

PAR

	REPURCHASE AGREEMENT — 38.6%
$10,638,729	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $10,639,595 on 2/1/08, collateralized by Freddie Mac, 6%, due 6/15/27, value $10,842,665 (Cost $10,638,729)	10,638,729

	Total Investments — 103.1% (Cost $29,311,096)	28,425,315

	Liabilities Less Other Assets — (3.1%)	(853,821)

	Net Assets — 100.0%	$27,571,494

*	Non-income producing security
ADR	American Depositary Receipts
NYS	New York Shares

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 94.3%
	Capital Goods — 3.4%
1,150	JA Solar Holdings Company Ltd. ADR*	$58,455
1,200	Woodward Governor Co.	75,336

		133,791

	Commercial Services and Supplies — 3.1%
2,300	51job, Inc. ADR*	40,894
1,300	China Security & Surveillance Technology, Inc.*	20,566
1,000	IHS, Inc., Class A*	61,940

		123,400

	Consumer Services — 2.2%
400	Ctrip.com International Ltd. ADR	18,264
300	New Oriental Education & Technology Group, Inc. ADR*	16,995
300	Strayer Education, Inc.	51,774

		87,033

	Diversified Financials — 3.4%
1,145	Investment Technology Group, Inc.*	53,781
2,900	optionsXpress Holdings, Inc.	78,648

		132,429

	Health Care Equipment and Services — 3.9%
2,000	IDEXX Laboratories, Inc.*	112,740
1,300	Meridian Bioscience, Inc.	40,833

		153,573

	Insurance — 0.6%
900	eHealth, Inc.*	23,571

	Media — 1.0%
3,000	Global Sources Ltd.*	39,750

	Pharmaceuticals, Biotechnology and Life Sciences — 5.5%
3,080	Techne Corp.*	200,200
300	Varian, Inc.*	16,275

		216,475

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Semiconductors and Semiconductor Equipment — 10.4%
7,275	Atmel Corp.*	$22,989
1,200	Cabot Microelectronics Corp.*	41,496
1,350	Diodes, Inc.*	31,253
3,500	Fairchild Semiconductor International, Inc.*	42,875
1,700	Hittite Microwave Corp.*	67,693
2,425	International Rectifier Corp.*	67,488
1,000	Microsemi Corp.*	22,720
2,500	ON Semiconductor Corp.*	16,200
2,250	Standard Microsystems Corp.*	67,320
450	Varian Semiconductor Equipment Associates, Inc.*	14,495
1,200	Zoran Corp.*	14,160

		408,689

	Software and Services — 44.4%
3,700	Activision, Inc.*	95,719
6,000	Actuate Corp.*	34,200
3,000	Aladdin Knowledge Systems Ltd.*	63,330
750	ANSYS, Inc.*	26,183
4,800	Aspen Technology, Inc.*	67,440
1,200	Blackbaud, Inc.	33,204
6,100	Compuware Corp.*	51,850
1,600	Concur Technologies, Inc.*	56,096
2,000	DealerTrack Holdings, Inc.*	53,920
1,350	FactSet Research Systems, Inc.	75,506
1,250	Fair Isaac Corp.	31,875
1,000	Global Payments, Inc.	37,400
6,000	Informatica Corp.*	115,860
1,400	Interwoven, Inc.*	17,738
3,000	j2 Global Communications, Inc.*	65,730
2,800	Jack Henry & Associates, Inc.	68,824
1,500	JDA Software Group, Inc.*	26,685
3,100	Lawson Software, Inc.*	26,939
300	MercadoLibre, Inc.*	11,109
1,900	MICROS Systems, Inc.*	117,001
550	MicroStrategy, Inc., Class A*	40,106
500	NetSuite, Inc.*	13,740
2,700	Nuance Communications, Inc.*	42,903
2,800	Parametric Technology Corp.*	46,060
3,500	Perot Systems Corp., Class A*	42,490
1,200	Progress Software Corp.*	35,424
3,000	Quest Software, Inc.*	44,850
2,500	SPSS, Inc.*	82,625
3,800	Sybase, Inc.*	107,236
600	Synchronoss Technologies, Inc.*	12,780
1,400	Syntel, Inc.	41,482
700	THQ, Inc.*	12,607
3,360	TIBCO Software, Inc.*	24,998
2,200	VASCO Data Security International, Inc.*	41,734
2,800	Wright Express Corp.*	83,832

		1,749,476

The FBR Funds

FBR Small Cap Technology Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Technology, Hardware and Equipment — 13.5%
1,200	Agilysys, Inc.	$18,264
2,300	Arris Group, Inc.*	20,217
1,400	Arrow Electronics, Inc.*	47,908
4,550	Brocade Communications Systems, Inc.*	31,350
1,565	CommScope, Inc.*	69,408
2,225	Emulex Corp.*	34,710
1,200	F5 Networks, Inc.*	28,236
6,475	Foundry Networks, Inc.*	89,354
2,800	Ingram Micro, Inc., Class A*	49,784
800	NETGEAR, Inc.*	21,328
1,000	OSI Systems, Inc.*	23,330
2,300	QLogic Corp.*	32,890
1,400	ScanSource, Inc.*	44,324
5,000	Sonus Networks, Inc.*	20,450

		531,553

	Telecommunication Services — 1.8%
2,100	Cbeyond, Inc.*	70,854

	Utilities — 1.1%
1,000	Ormat Technologies, Inc.	43,470

	Total Common Stocks (Cost $3,712,651)	3,714,064

PAR

	REPURCHASE AGREEMENT — 4.5%
$176,074	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $176,088 on 2/1/08, collateralized by Freddie Mac, 4.25%, due 1/15/29, value $1,343; Freddie Mac 6%, due 6/15/27, value $102,631; Freddie Mac, 6%, due 6/15/28, value $75,476 (Cost $176,074)	176,074

	Total Investments — 98.8% (Cost $3,888,725)	3,890,138

	Other Assets Less Liabilities — 1.2%	46,529

	Net Assets — 100.0%	$3,936,667

*	Non-income producing security
ADR	American Depositary Receipts

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments
January 31, 2008 (unaudited)

SHARES		VALUE

	COMMON STOCKS — 98.8%
	Electric Utilities — 8.9%
900	ALLETE, Inc.	$34,641
95,937	Duke Energy Corp.	1,790,184
208,840	E.ON AG ADR	12,812,335
1,200	Entergy Corp.	129,816
77,725	Exelon Corp.	5,921,868
8,503	MGE Energy, Inc.	278,558
26,700	Northeast Utilities	740,124
12,916	Pepco Holdings, Inc.	328,841
17,350	PPL Corp.	848,762
16,825	Sierra Pacific Resources	251,870
6,900	The Empire District Electric Co.	152,973
5,005	UniSource Energy Corp.	147,047

		23,437,019

	Gas Utilities — 26.4%
130,250	AGL Resources, Inc.	4,929,963
187,050	Atmos Energy Corp.	5,372,076
12,065	Chesapeake Utilities Corp.	363,277
1,175	Corning Natural Gas Corp.*	19,270
7,157	Delta Natural Gas Company, Inc.	187,513
56,625	Energen Corp.	3,561,713
4,460	Energy West, Inc.	62,440
18,039	EnergySouth, Inc.	1,044,819
119,350	Equitable Resources, Inc.	6,653,763
115,700	National Fuel Gas Co.	4,987,827
42,500	New Jersey Resources Corp.	1,992,825
94,250	Nicor, Inc.	3,864,250
59,500	Northwest Natural Gas Co.	2,816,730
109,600	ONEOK, Inc.	5,151,200
160,900	Piedmont Natural Gas Company, Inc.	4,033,763
161,300	Questar Corp.	8,211,782
4,843	RGC Resources, Inc.	140,253
49,310	South Jersey Industries, Inc.	1,727,329
196,057	Southern Union Co.	5,328,829
92,050	Southwest Gas Corp.	2,628,028
41,650	The Laclede Group, Inc.	1,398,607
73,025	UGI Corp.	1,943,926
98,900	WGL Holdings, Inc.	3,188,536

		69,608,719

	Independent Power Producers and Distributors — 0.9%
23,850	Constellation Energy Group, Inc.	2,240,946

	Multi-Utilities — 37.0%
28,175	Alliant Energy Corp.	1,039,658
29,125	Ameren Corp.	1,305,091
173,550	Aquila, Inc.*	609,161

The FBR Funds

FBR Gas Utility Index Fund
Portfolio of Investments (continued)
January 31, 2008 (unaudited)

SHARES		VALUE

	Multi-Utilities — 37.0% (continued)
22,375	Avista Corp.	$450,856
1,475	Black Hills Corp.	57,142
263,000	CenterPoint Energy, Inc.	4,210,630
7,400	CH Energy Group, Inc.	285,566
151,250	CMS Energy Corp.	2,370,088
97,675	Consolidated Edison, Inc.	4,256,677
227,700	Dominion Resources, Inc.	9,791,100
50,525	DTE Energy Co.	2,154,891
126,509	Energy East Corp.	3,194,352
34,671	Integrys Energy Group, Inc.	1,685,704
92,900	MDU Resources Group, Inc.	2,407,968
164,776	National Grid PLC ADR	12,789,913
355,450	NiSource, Inc.	6,749,996
26,916	NorthWestern Corp.	777,872
25,500	NSTAR	826,965
218,225	PG&E Corp.	8,955,954
19,975	PNM Resources, Inc.	385,917
122,700	Public Service Enterprise Group, Inc.	11,779,200
78,100	Puget Energy, Inc.	2,042,315
230,300	Sempra Energy	12,873,769
56,275	TECO Energy, Inc.	938,104
75,505	Vectren Corp.	2,072,612
32,125	Wisconsin Energy Corp.	1,462,651
102,350	Xcel Energy, Inc.	2,127,857

		97,602,009

	Oil, Gas and Consumable Fuels — 25.6%
76,500	Cheniere Energy, Inc.*	2,303,415
775,100	El Paso Corp.	12,773,648
334,260	Enbridge, Inc.	13,347,001
33,350	Southwestern Energy Co.*	1,864,599
568,468	Spectra Energy Corp.	12,983,809
349,000	The Williams Companies, Inc.	11,157,530
335,250	TransCanada Corp.	13,151,858

		67,581,860

	Total Common Stocks (Cost $128,154,660)	260,470,553

PAR

	REPURCHASE AGREEMENT — 1.1%
$2,807,297	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $2,807,525 on 2/1/08, collateralized by Freddie Mac, 6%, due 6/15/27, value $2,861,111 (Cost $2,807,297)	2,807,297

	Total Investments — 99.9% (Cost $130,961,957)	263,277,850

	Other Assets Less Liabilities — 0.1%	219,200

	Net Assets — 100.0%	$263,497,050

*	Non-income producing security
ADR	American Depositary Receipts
PLC	Public Liability Company

See accompanying Notes to Portfolio of Investments.

The FBR Funds

FBR Fund for Government Investors
Portfolio of Investments
January 31, 2008 (unaudited)

			MATURITY
PAR		RATE	DATE	VALUE

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 94.1%
	Federal Home Loan Bank - 60.5%
$12,000,000	FHLB	4.0%	2/1/08	$12,000,000
11,970,000	FHLB	4.0	3/10/08	11,962,173
12,000,000	FHLB	3.02	4/23/08	11,962,229
10,000,000	FHLB Discount Note*	4.26	2/8/08	9,991,717
10,000,000	FHLB Discount Note*	4.33	2/15/08	9,983,161
12,000,000	FHLB Discount Note*	4.4	3/19/08	11,931,067
12,000,000	FHLB Discount Note*	4.45	3/28/08	11,916,933
12,000,000	FHLB Discount Note*	4.19	4/30/08	11,875,697
12,000,000	FHLB Discount Note*	2.76	6/18/08	11,873,040

				103,496,017

	Federal National Mortgage Association - 5.8%
10,000,000	Freddie Mac Discount Note*	4.51	2/29/08	9,964,922

	Federal National Mortgage Association - 27.8%
12,000,000	Fannie Mae Discount Note*	4.16	4/11/08	11,902,933
12,000,000	Fannie Mae Discount Note*	4.08	5/12/08	11,862,640
12,000,000	Fannie Mae Discount Note*	4.13	5/22/08	11,847,190
12,000,000	Fannie Mae Discount Note*	2.81	5/30/08	11,888,537

				47,501,300

	REPURCHASE AGREEMENT - 6.0%
10,262,717	With Credit Suisse First Boston, dated 1/31/08 at 2.97% to be repurchased at $10,263,552 on 2/1/08, collateralized by Freddie Mac, 6%, due 6/15/27, value $10,459,445 (Cost $10,262,717)			10,262,717

	Total Investments — 100.1% (Amortized Cost $171,224,956)†			171,224,956

	Liabilities Less Other Assets — (0.1%)			(193,961)

	Net Assets — 100.0%			$171,030,995

*	Interest rates for the discount notes represent the yield to maturity at the date of purchase.
†	Same cost is used for federal income tax purposes.

Weighted Average Maturity of Portfolio: 63 Days

See accompanying Notes to Portfolio of Investments

The FBR Funds
Notes to Portfolio of Investments
January 31, 2008
(unaudited)

1. Accounting Policies

Portfolio Valuation — The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day that the exchange is open for trading. Each Fund’s securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and ask prices, except in the case of open short positions where the ask price is used for valuation purposes. The bid price is used when no ask price is available. Short-term investments are carried at amortized cost, which approximates market value. Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Funds’ Board of Trustees (the “Board”), are valued at fair value in good faith by, or at the direction of, the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Security Transactions — Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates — The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Repurchase Agreements — The Funds have agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers which FBR Fund Advisers, Inc. (the “Adviser”) considers creditworthy pursuant to criteria approved by the Board. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

Other information regarding the Funds is available in the Funds’ most recent annual or semi-annual report to shareholders. This information is available on the Securities and Exchange Commission’s website at www.sec.gov.

2. Investments in Affiliates

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended January 31, 2008, is noted below:

	SHARE ACTIVITY

	Balance			Balance	Realized		Value	Acquisition
	10/31/07	Purchases	Sales	1/31/2008	Gain	Dividends	1/31/2008	Cost
Affiliate

FBR Focus Fund
99 Cents Only Stores	4,045,374	1,746,100	—	5,791,474	—	$—	$48,185,064	$66,728,709
American Woodmark Corp.	845,850	54,150	—	900,000	—	81,000	18,882,000	28,730,843
CSK Auto	—	2,496,769	—	2,496,769	—	—	14,905,711	12,008,498
Dyanmex, Inc.	594,810	—	—	594,810	—	—	14,816,717	11,175,111
HFF, Inc.	200,000	681,700	—	881,700	—	—	6,030,828	6,948,071
Monarch Casino & Resort, Inc.	992,000	—	—	992,000	—	—	21,199,040	4,511,967

3. Federal Tax Information

As of January 31, 2008, the Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Pegasus Fund	$10,553,901	$540,444	$(645,354)	$(104,910)
Pegasus Mid Cap Fund	3,567,422	217,904	(146,302)	71,602
Pegasus Small Cap Fund	4,681,634	282,308	(218,707)	63,601
Focus Fund	811,808,138	493,357,494	(74,467,881)	418,889,613
Large Cap Financial Fund	15,064,522	624,569	(209,252)	415,317
Small Cap Financial Fund	131,493,622	23,360,234	(7,610,765)	15,749,469
Large Cap Technology Fund	29,311,096	662,470	(1,548,251)	(885,781)
Small Cap Technology Fund	3,888,725	322,450	(321,037)	1,413
Gas Utility Index Fund	130,961,957	134,489,439	(2,173,546)	132,315,893
Fund for Government Investors	171,224,956	-	-	-

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

ITEM 3. EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/25/2008

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David H. Ellison	3/25/2008

	David H. Ellison	Date
President and Principal Executive Officer
The FBR Funds

By (Signature and Title)*	/s/ Kimberly J. Bradshaw	3/25/2008

	Kimberly J. Bradshaw	Date
Secretary, Treasurer and Principal Financial Officer
The FBR Funds